GOLDMAN SACHS TRUST
Goldman Sachs Structured International Equity Funds
Class A Shares, Class B Shares, Class C Shares, Institutional Shares,
Service Shares, Class R Shares, Class IR Shares, (as applicable) of the
Goldman Sachs Structured International Equity Fund
Goldman Sachs Structured International Equity Flex Fund
Goldman Sachs Structured International Small Cap Fund
Goldman Sachs Structured Emerging Markets Equity Fund
(collectively, the “Funds”)

Supplement dated July 15, 2009 to the
Prospectuses dated February 27, 2009 (the “Prospectuses”)

The following replaces footnote 6 in its entirety in the “Fund Fees and Expenses” section of the Prospectus for the Class A Shares, Class B Shares and Class C Shares of the Funds:

6	Except for the Structured International Equity Fund, the Funds’ annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended October 31, 2008. Effective September 1, 2008, the Structured International Equity Fund changed its fiscal year end from August 31 to October 31. The Structured International Equity Fund’s annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended August 31, 2008. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

The following replaces footnote 2 in its entirety in the “Fund Fees and Expenses” section of the Prospectus for the Institutional Shares of the Funds:

2	Except for the Structured International Equity Fund, the Funds’ annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended October 31, 2008. Effective September 1, 2008, the Structured International Equity Fund changed its fiscal year end from August 31 to October 31. The Structured International Equity Fund’s annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended August 31, 2008. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

The following replaces footnote 2 in its entirety in the “Fund Fees and Expenses” section of the Prospectus for the Service Shares of the Structured International Equity Fund:

2	Effective September 1, 2008, the Fund changed its fiscal year end from August 31 to October 31. The Fund’s annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended August 31, 2008. If the Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

The following replaces footnote 2 in its entirety in the “Fund Fees and Expenses” section of the Prospectus for the Class R Shares and Class IR Shares of the Structured International Equity and Structured International Equity Flex Funds:

2	Effective September 1, 2008, the Structured International Equity Fund changed its fiscal year end from August 31 to October 31. The Structured International Equity Fund’s annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended August 31, 2008. The Structured International Equity Flex Fund’s annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended October 31, 2008. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

This supplement should be retained with your Prospectus for future reference.

00068344
STINTEXPSTK 0709